SHARE CAPITAL - Disclosure of share based payments recognized in the consolidated statements of comprehensive loss (Details) - CAD ($)	4 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020
Disclosure of classes of share capital [line items]
Share-based compensation expense	$ 0	$ 880,615	$ 161,300
Equity settled [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	0	880,615	161,300
Equity settled [Member] | Stock Options [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	0	643,963	138,000
Equity settled [Member] | Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	0	236,652	23,300
Cash settled [Member] | Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	$ 0	$ 0	$ 0